Stockholder's Equity - Shares Outstanding Table (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Common stock outstanding (shares)	112,584,638
Restricted Stock
Class of Stock [Line Items]
Shares excluded from calculation (shares)	3,485,155
Class A Common Stock
Class of Stock [Line Items]
Common stock outstanding (shares)	42,218,000	0
Common Class B
Class of Stock [Line Items]
Common stock outstanding (shares)	64,526,000	0
Common Class B1
Class of Stock [Line Items]
Common stock outstanding (shares)	5,840,000	0
Multiple Shareholders [Member] | Class A Common Stock
Class of Stock [Line Items]
Common stock outstanding (shares)	42,217,984
SunEdison | Common Class B
Class of Stock [Line Items]
Common stock outstanding (shares)	64,526,654
Riverstone | Common Class B1
Class of Stock [Line Items]
Common stock outstanding (shares)	5,840,000